Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Operating Activities
Net income	$ 599	$ (352)
Adjustments for non-cash items:
Deferred income tax expense (recovery)	(82)	(14)
Depreciation and depletion	857	705
Accretion of reclamation provision	51	11
(Gain) loss on investments	(132)	319
Unrealized foreign exchange gain	(88)	(161)
Unwinding of fair value adjustment	0	74
Fair value adjustment on warrant liability	0	293
Share-based payments	423	339
Total adjustments for non cash	1,628	1,214
Net change in non-cash working capital items	719	(766)
Cash provided by operating activities	2,347	448
Financing Activities
Shares and units issued for cash, net of issuance costs	888	202
Lease liability payments	(452)	(280)
Equipment loan payments	(44)	(88)
Cash provided by (used in) financing activities	392	(166)
Investing Activities
Exploration and evaluation expenditures	(1,116)	(389)
Additions to plant, equipment and mining properties	(851)	(3,450)
Acquisition of La Preciosa	0	(5,000)
Cash provided by (used in) investing activities	(1,967)	(8,839)
Change in cash	772	(8,557)
Effect of exchange rate changes on cash	14	9
Cash, beginning	2,688	11,245
Cash, ending	$ 3,474	$ 2,697